Share-based compensation (Schedule of weighted average fair value assumptions used in the Black-Scholes valuation) (Details)	12 Months Ended
	Dec. 31, 2025 CAD ($) Month $ / shares	Dec. 31, 2024 CAD ($) Month $ / shares
Disclosure of terms and conditions of share-based payment arrangement [abstract]
Weighted average share price at grant date (CAD) | $ / shares	$ 10.81	$ 7.5
Risk-free rate	3.07%	3.49%
Expected dividend yield	0.20%	0.30%
Expected stock price volatility (based on historical volatility)	45.30%	51.40%
Expected life of option (months) | Month	84	84
Weighted average per share fair value of stock options granted (CAD) | $	$ 5.39	$ 4.11